Business acquisition - Additional information (Details) ¥ in Millions, $ in Millions, $ in Millions				1 Months Ended		2 Months Ended	5 Months Ended		12 Months Ended
	Jul. 26, 2022 CNY (¥)	Mar. 01, 2022 HKD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Mar. 01, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 30, 2024 shares	Dec. 31, 2022 USD ($)	Jan. 28, 2022
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life									12 years 1 month 6 days	12 years 2 months 12 days
Goodwill, Acquired During Period									¥ 11,478	¥ 1,529	¥ 4,260
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests									590	1,212			$ 86
Dada [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period									3,144
Jd Retail [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period									1,398	1,529	¥ 2,627
Dada Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			52.00%	52.00%
Finite-Lived Intangible Asset, Useful Life			7 years
Business Combination, Consideration Transferred			¥ 1,606
Cash consideration and business cooperation agreement as consideration of the acquisition | $					$ 800
Business Combination Step Acquisition Equity Interest In Acquiree Remeasurement Gain				¥ 72
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Cash And Equivalents And Restricted Cash			4,623
Business Acquisition, Pro Forma Revenue									1,047,200	956,800
Business Acquisition, Pro Forma Net Income (Loss)									9,500	(6,300)
Cash consideration			3,452
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Premium			¥ 3,623	¥ 3,623
CNLP [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						80.00%								26.38%
Percentage of equity in the acquiree held by the acquirer immediately before the acquisition date in a business combination						10.60%
Business Combination, Consideration Transferred						¥ 11,831	¥ 2,637	$ 3,072
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt						8,886
Business Combination Recognized Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment Construction In Progress And Land Use Right						12,026
Cash consideration		$ 13,066				¥ 10,538
Deppon Holdco [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	99.99%
Finite-Lived Intangible Asset, Useful Life	15 years 3 months 18 days
Business Combination, Consideration Transferred	¥ 8,976
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	3,776
Business acquisition recognized identifiable assets and liabilities assumed current assets trade receivables	2,101
Business Acquisition, Pro Forma Revenue									1,063,200	982,800
Business Acquisition, Pro Forma Net Income (Loss)									9,700	¥ (4,500)
Business Combination Recognized Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment Construction In Progress And Land Use Right	5,306
Business Combination Acquisition of Option Shares Pledged | shares												43,009,184
Cash consideration	8,976
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	589
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Short-Term Investment	¥ 1,270
Deppon Holdco [Member] | Accrued Expenses And Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business combination deferred consideration payable									575
Deppon Holdco [Member] | Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Business combination deferred consideration payable									¥ 445
Deppon [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	66.50%